Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2016
Table Text Block
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2016	2015
Not repledged	$27,388	$111,545
Total	$27,388	$111,545